Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2024
Financial Information of the Parent Company [Abstract]
FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 16 — FINANCIAL INFORMATION OF THE PARENT COMPANY

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) of which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted. The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.

Investment in subsidiaries, VIE and VIE’s subsidiaries, on the Condensed Balance Sheets, is comprised of the Parent Company’s net investment in its subsidiaries, VIE and VIE’s subsidiaries under the equity method of accounting.

Balance Sheets

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	US$
ASSETS
Current assets:
Cash	324,303	—	—
Due from a related party	1,003,476	1,037,396	142,123
Total current assets	1,327,779	1,037,396	142,123

Non-current assets:
Investment in subsidiaries, VIE and VIE’s subsidiaries	—	124,534,284	17,061,127
Amounts due from subsidiaries, VIE and VIE’s subsidiaries	85,581,297	—	—
Total non-current assets	85,581,297	124,534,284	17,061,127
Total assets	86,909,076	125,571,680	17,203,250

LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY
Current liabilities
Investment deficits in subsidiaries, VIE and VIE’s subsidiaries	109,361,012	101,812,107	13,948,201
Amounts due to subsidiaries, VIE and VIE’s subsidiaries	—	—	—
Accrued expenses and other liabilities	1,053,376	175,071	23,987
Total current liabilities	110,414,388	101,987,178	13,972,188
Total liabilities	110,414,388	101,987,178	13,972,188
	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	US$
Shareholders’ (deficit) equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 121,110,000 and 169,110,000 issued and outstanding as of December 31, 2023 and 2024)	77,747	112,784	16,910
Additional paid-in capital	238,567,906	318,979,171	44,749,654
Treasury stock		(7,664)	(1,050)
Statutory reserves	23,557,710	23,557,710	3,318,034
Accumulated deficit	(291,805,140)	(325,318,655)	(45,691,491)
Accumulated other comprehensive income	6,096,465	6,261,156	839,005
Total shareholders’ (deficit) equity	(23,505,312)	23,584,502	3,231,062
Total liabilities and shareholders’ (deficit) equity	86,909,076	125,571,680	17,203,250

Statements of Comprehensive Loss

	For the Years Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Operating costs and expenses:
Selling, general and administrative	5,677,577	(8,549,401)	(41,062,420)	(5,625,528)
Impairment of long-term prepayments	—	(54,923,757)	—	—
Share of (loss) income of subsidiaries, VIEs and VIEs’ subsidiaries	(204,839,384)	(310,027,579)	7,548,905	1,033,939
Net loss	(199,161,807)	(373,500,737)	(33,513,515)	(4,591,589)
Net loss attributable to ordinary shareholders	(199,161,807)	(373,500,737)	(33,513,515)	(4,591,589)
Other comprehensive income
Foreign currency translation adjustments	2,120,397	3,575,835	164,690	22,563
Total other comprehensive income	2,120,397	3,575,835	164,690	22,563
Comprehensive loss	(197,041,410)	(369,924,902)	(33,348,824)	(4,569,026)

Statements of Cash Flows

	For the Years Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net cash used in operating activities	(3,460,086)	(8,682,450)	(5,180,460)	(709,720)
Net cash (used in) provided by investing activities	(109,865,693)	(21,898,394)	4,772,029	653,765
Net cash provided by (used in) financing activities	140,000,402	(7,797,900)
Effect of exchange rate changes on cash	1,290,142	4,388,627	84,128	11,526
Net increase (decrease) in cash	27,964,765	(33,990,117)	(324,303)	(44,429)
Cash at the beginning of the year	6,349,655	34,314,420	324,303	44,429
Cash at the end of the year	34,314,420	324,303	—	—